CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
CAPITAL STOCK [Text Block]

15. CAPITAL STOCK

Authorized

As at December 31, 2019, the authorized share capital of the Company was an unlimited number of common and preferred shares without par value.

Common Shares

During the year ended December 31, 2019, the Company:

• Issued 1,790,300 shares for gross proceeds of $2,103 pursuant to the exercise of stock options.

• Issued 239,405 shares valued at $407 or $1.70 per share pursuant to a restricted share unit plan to employees of the Company. During the year ended December 31, 2019 there were 346,865 shares awarded with 70% (239,405) settled in shares and the remaining 30% (107,460) were settled in cash valued at $1.70 per share.

During the year ended December 31, 2018, the Company:

• Issued 21,084 shares valued at $24 pursuant to an employment and consulting agreement of which the full amount has been included in exploration expenditures for the year ended December 31, 2017 and recorded as a commitment to issue shares.

• Issued 204,963 shares valued at $266 pursuant to an incentive stock grant program to employees of the Company of which $166 has been included in exploration expenditures.

• Issued 192,500 shares valued at $186 pursuant to the exercise of stock options.

• Issued 381,321 shares valued at $602 or $1.58 per share pursuant to a credit facility (Note 8).

Stock Options

The Company adopted a stock option plan (the “Plan”) pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.

During the years ended December 31, 2019 and 2018, the change in stock options outstanding is as follows:

		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2017	5,247,500	$1.10
Granted	1,810,000	1.32
Exercised	(192,500)	0.97
Forfeited	(90,000)	1.11
Balance as at December 31, 2018	6,775,000	$1.16
Granted	1,740,000	1.71
Exercised	(1,790,300)	1.18
Forfeited	(10,000)	1.45
Balance as at December 31, 2019	6,714,700	1.30
Number of options exercisable as at December 31, 2019	6,697,200	$1.30

The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2019:

Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
June 8, 2015	915,000	915,000	0.66	June 8, 2020
October 18, 2016	1,147,700	1,147,700	1.30	October 18, 2021
August 28, 2017	1,315,000	1,315,000	1.20	August 28, 2022
July 20, 2018	1,537,000	1,537,000	1.30	July 20, 2023
September 20, 2018	75,000	75,000	1.42	September 20, 2023
November 28, 2018	15,000	15,000	1.57	November 28, 2023
December 14,2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019*	1,530,000	1,512,500	1.70	June 6, 2024
September 30, 2019	100,000	100,000	1.77	September 30, 2024
November 18, 2019	60,000	60,000	1.80	November 18, 2024
Total	6,714,700	6,697,200

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

The weighted average remaining useful life of exercisable stock options is 3.10 years (2018 – 2.80 years).

Restricted share units

In 2017, the Company introduced a long-term restricted share unit plan (“RSUs”). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company’s Board of Directors at the time of grant. A total of 3,200,000 RSU’s are reserved for issuance under the plan and the number of shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of shares, shall not exceed ten percent (10%) of the issued and outstanding shares at the grant date.

During the years ended December 31, 2019 and 2018, the change in RSU’s outstanding is as follows:

Number
Balance as at December 31, 2017	312,500
Granted	312,500
Balance as at December 31, 2018	625,000
Granted	333,500
Balance as at December 31, 2019	958,500

The following table summarizes information about the RSU’s which were outstanding at December 31, 2019:

Evaluation Date	December 31, 2018	Granted	Vested	Expired/Cancelled	December 31, 2019
December 31, 2019 *	312,500	-	-	-	312,500
December 31, 2020	312,500	-	-	-	312,500
December 31, 2021	-	312,500	-	-	312,500
November 18, 2022	-	21,000	-	-	21,000
Total	625,000	333,500	-	-	958,500

* The number of RSU's that will be redeemed is based on the achievement of performance criteria as evaluated by the Compensation Committee. As at December 31, 2019, the RSU’s with an evaluation date of December 31, 2019 have not yet been determined to have vested or expired.

Share-based Payments

During the year ended December 31, 2019, the Company recorded aggregate share-based payments of $2,423 (2018 - $1,821) as they relate to the fair value of stock options vested during the year, the fair value of incentive stock grants, and the fair value of share based compensation settled in cash. Share-based payments for the year ended December 31, 2019 and 2018 are allocated to expense accounts as follow:

	General and
	Administrative	Project and Royalty
Year ended December 31, 2019	Expenses	Generation Costs	Total
Fair value of stock options vested	$832	$844	$1,676
RSU's vested	157	-	157
Share based compensation	179	228	407
Share based compensation settled in cash	77	106	183
	$1,245	$1,178	$2,423

	General and
	Administrative	Exploration
Year ended December 31, 2018	Expenses	Expenditures	Total
Shares issued for services	$100	$167	$267
RSU's vested	164	-	164
Fair value of stock options granted	768	622	1,390
	$1,032	$789	$1,821

The weighted average fair value of the stock options granted during the year ended December 31, 2019 and 2018 was $0.97 per stock option (2018 - $0.78). The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk free interest rate	1.34%	2.09%
Expected life (years)	5	5
Expected volatility	67.60%	69.93%
Dividend yield	-	-

Warrants

During the year ended December 31, 2019 and 2018, the change in warrants outstanding is as follows:

		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2017 and 2018	2,623,306	$2.00
Expired	(2,623,306)	2.00
Balance as at December 31, 2019	-	$-